PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 451	$ 330
Expense of low value equipment	143	11	$ 36
Office equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cash paid for the acquisition of property and equipment	$ 451	$ 330	$ 305